CASH, CASH EQUIVALENTS AND RESTRICTED CASH	12 Months Ended
Dec. 31, 2019
Cash and Cash Equivalents [Abstract]
Cash and Cash Equivalents Disclosure
3.	CASH, CASH EQUIVALENTS AND RESTRICTED CASH

Cash, cash equivalents and restricted cash reported within the accompanying consolidated statements of cash flows consisted of the following:

	December 31,
	2019	2018
Cash and cash equivalents	$1,394,982	$1,472,423
Current portion of restricted cash	37,390	48,037
Non-current portion of restricted cash	130	129

Total cash, cash equivalents and restricted cash	$1,432,502	$1,520,589